Note 10 - Additional Information on Cost of Sales and Operating Expenses by Nature (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Employee benefits expense, cost of sales	R$ 2,175.1	R$ 1,976.6	R$ 1,814.7
Total cost of sales, employee benefit expenses, depreciation, amortization and impairment	7,350.4	4,660.7
Cost of sales, production costs	R$ 19,715.7	R$ 17,017.5